Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2013
Guarantees (Tables) [Abstract]
Schedule of Guarantor Obligations

	December 31, 2013
		Maximum exposure to loss
			Expires after	Expires after
		Expires in	one year	three years	Expires		Non-
	Carrying	one year	through	through	after five		investment
(in millions)	value	or less	three years	five years	years	Total	grade
Standby letters of credit (1)	$56	16,907	11,628	5,308	994	34,837	9,512
Securities lending and
other indemnifications	-	-	3	18	3,199	3,220	25
Liquidity agreements (2)	-	-	-	-	17	17	-
Written put options (3)	907	4,775	2,967	3,521	2,725	13,988	4,311
Loans and MHFS sold with recourse	86	116	418	849	5,014	6,397	3,674
Contingent consideration	30	15	94	-	-	109	109
Other guarantees	3	329	17	16	954	1,316	4
Total guarantees	$1,082	22,142	15,127	9,712	12,903	59,884	17,635

	December 31, 2012
		Maximum exposure to loss
			Expires after	Expires after
		Expires in	one year	three years			Non-
	Carrying	one year	through	through	Expires after		investment
(in millions)	value	or less	three years	five years	five years	Total	grade
Standby letters of credit (1)	$42	19,463	11,782	6,531	1,983	39,759	11,331
Securities lending and
other indemnifications	-	3	7	20	2,511	2,541	118
Liquidity agreements (2)	-	-	-	-	3	3	3
Written put options (2)(3)	1,427	2,951	3,873	2,475	2,575	11,874	3,953
Loans and MHFS sold with recourse	99	443	357	647	4,426	5,873	3,905
Contingent consideration	35	11	24	94	-	129	129
Other guarantees	3	677	26	1	717	1,421	4
Total guarantees	$1,606	23,548	16,069	9,768	12,215	61,600	19,443

  Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $16.8 billion and $18.5 billion at December 31, 2013 and December 31, 2012, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.
  Certain of these agreements included in this table are related to off-balance sheet entities and, accordingly, are also disclosed in Note 8.
  Written put options, which are in the form of derivatives, are also included in the derivative disclosures in Note 16.

Significant Components of Assets Pledged

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Trading assets and other (1)	$30,288	28,031
Investment securities (2)	85,468	96,018
Loans (3)	381,597	360,171
Total pledged assets	$497,353	484,220

(1)	Represent assets pledged to collateralize repurchase agreements and other securities financings. Balance includes $29.0 billion and $27.4 billion at December 31, 2013, and December 31, 2012, respectively, under agreements that permit the secured parties to sell or repledge the collateral.
(2)	Includes $8.7 billion and $8.4 billion in collateral for repurchase agreements at December 31, 2013, and December 31, 2012, respectively, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral.
(3)	Represent loans carried at amortized cost, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral.

Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending

		Dec. 31,	Dec. 31,
(in millions)		2013	2012
Assets:
Resale and securities borrowing agreements
	Gross amounts recognized	$38,635	45,847
	Gross amounts offset in consolidated balance sheet (1)	(2,817)	(2,561)
	Net amounts in consolidated balance sheet (2)	35,818	43,286
	Noncash collateral not recognized in consolidated balance sheet (3)	(35,768)	(42,920)
	Net amount (4)	$50	366
Liabilities:
Repurchase and securities lending agreements
	Gross amounts recognized	$38,032	35,876
	Gross amounts offset in consolidated balance sheet (1)	(2,817)	(2,561)
	Net amounts in consolidated balance sheet (5)	35,215	33,315
	Noncash collateral pledged but not netted in consolidated balance sheet (6)	(34,770)	(33,050)
	Net amount (7)	$445	265

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs or MSLAs that have been offset in the consolidated balance sheet.
(2)	At December 31, 2013 and December 31, 2012, includes $25.7 billion and $33.8 billion, respectively, classified on our consolidated balance sheet in Federal funds sold, securities purchased under resale agreements and other short-term investments and $10.1 billion and $9.5 billion, respectively, in Loans.
(3)	Represents the fair value of non-cash collateral we have received under enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized asset due from each counterparty. At December 31, 2013 and December 31, 2012, we have received total collateral with a fair value of $43.3 billion and $46.6 billion, respectively, all of which, we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $23.8 billion at December 31, 2013 and $29.7 billion at December 31, 2012.
(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.
(5)	Amount is classified in Short-term borrowings on our consolidated balance sheet.
(6)	Represents the fair value of non-cash collateral we have pledged, related to enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized liability owed to each counterparty. At December 31, 2013 and December 31, 2012, we have pledged total collateral with a fair value of $39.0 billion and $36.4 billion, respectively, of which, the counterparty does not have the right to sell or repledge $10.0 billion as of December 31, 2013 and $9.1 billion as of December 31, 2012.
(7)	Represents the amount of our exposure that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.